Related Person Transactions	3 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Related Person Transactions	Related Person Transactions
We have relationships and historical and continuing transactions with our Manager, RMR LLC, The RMR Group Inc., or RMR Inc., and others related to them, including other companies to which RMR LLC or its subsidiaries provide management services and some of which have trustees, directors or officers who are also our Trustees or officers. Our Manager is a subsidiary of RMR LLC, which is a majority owned subsidiary of RMR Inc., and RMR Inc. is the managing member of RMR LLC. RMR LLC provides certain shared services to our Manager that are applicable to us, and we reimburse our Manager for the amounts it pays for those services. One of our Managing Trustees, Adam Portnoy, is the sole trustee, an officer and the controlling shareholder of ABP Trust, which is the controlling shareholder of RMR Inc., and he is also a director of our Manager, a managing director and the president and chief executive officer of RMR Inc., and an officer and employee of RMR LLC. In connection with the Business Change, our Board appointed Thomas J. Lorenzini as our President and G. Douglas Lanois as our Chief Financial Officer and Treasurer. Mr. Lorenzini and Mr. Lanois succeeded Fernando Diaz and Brian E. Donley, respectively, who each resigned from our Company, effective January 5, 2021. In addition, on January 5, 2021, Jennifer B. Clark resigned as our Managing Trustee, and our Board elected Matthew P. Jordan as successor Managing Trustee to fill the vacancy created by Ms. Clark’s resignation. Also effective January 1, 2021, Mr. Jordan was appointed as a director and the president and chief executive officer of our Manager. Mr. Jordan is an officer of RMR Inc., he and Messrs. Lorenzini and Lanois are both officers of RMR LLC and Messrs. Lorenzini and Lanois are also officers of our Manager. In addition, each of our other officers is also an officer and/or employee of our Manager or RMR LLC.

Our Independent Trustees also serve as independent directors or independent trustees of other public companies to which RMR LLC or its subsidiaries provide management services. Adam Portnoy serves as the chair of the boards of trustees and boards of directors of several of these public companies and as a managing director or managing trustee of all of these companies and other officers of RMR LLC, including Mr. Jordan and certain of our other officers and officers of our Manager, serve as managing trustees, managing directors or officers of certain of these companies.

Our Manager, Tremont Realty Advisors LLC. We have a management agreement with our Manager to provide management services to us. See Note 9 for further information regarding our management agreement with our Manager. Our Manager also provides management services to Tremont Mortgage Trust, or TRMT, a mortgage REIT that focuses primarily on originating and investing in first mortgage whole loans secured by middle market and transitional CRE.

Tremont Mortgage Trust. As described further in Note 1, on April 26, 2021, we and TRMT entered into the Merger Agreement. Adam D. Portnoy and Matthew P. Jordan, our Managing Trustees, are also TRMT’s managing trustees. Thomas J. Lorenzini, our President, also serves as president of TRMT, and G. Douglas Lanois, our Chief Financial Officer and Treasurer, also serves as chief financial officer and treasurer of TRMT. John L. Harrington serves as one of our Independent Trustees and is also an independent trustee of TRMT, and Joseph L. Morea, one of our independent trustees, previously served as an independent trustee of TRMT; Jeffrey P. Somers, one of our independent trustees, previously served as an independent trustee of TRMT. See Note 1 for further information regarding the Merger Agreement.

For further information about these and other such relationships and certain other related person transactions, refer to our definitive Proxy Statement for our 2021 Annual Meeting of Shareholders and to our Current Report on Form 8-K dated April 26, 2021.